Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements

(6)	Fair Value Measurements
The Fair Value Measurement Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a) Quoted prices for similar assets or liabilities in active markets.
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c) Inputs other than quoted prices that are observable.
(d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$2,441,454	2,441,454	—	—
Agencies not backed by the full faith and credit of the U.S. government	6,817	—	6,817	—
States and political subdivisions	11,317,726	—	11,276,965	40,761
Foreign government	540,613	—	507,166	33,447
Corporate securities	70,045,273	—	59,074,307	10,970,966
Mortgage-backed securities	14,425,840	—	14,425,811	29
CDO	27,565	—	27,565	—
Fixed-maturity securities, trading	36,219	30,901	5,168	150
Derivative assets	1,388,190	48,177	1,327,638	12,375
Equity securities, available-for-sale	271,909	258,095	—	13,814
Equity securities, fair value option and trading	314,370	288,098	26,272	—
Separate account assets	28,192,877	28,192,877	—	—
Total assets	$129,008,853	31,259,602	86,677,709	11,071,542
Liabilities
Derivative liabilities	$(915,147)	(27,678)	(887,469)	—
Reserves at fair value (1)	(27,387,975)	—	—	(27,387,975)
Total liabilities	$(28,303,122)	(27,678)	(887,469)	(27,387,975)

	2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,736,523	1,736,523	—	—
Agencies not backed by the full faith and credit of the U.S. government	8,857	—	8,857	—
States and political subdivisions	9,954,613	—	9,925,338	29,275
Foreign government	438,927	—	404,687	34,240
Corporate securities	63,540,067	—	54,990,599	8,549,468
Mortgage-backed securities	11,848,053	—	11,806,849	41,204
CDO	19,931	—	—	19,931
Fixed-maturity securities, trading	37,051	36,901	—	150
Derivative assets	1,059,031	42,400	1,010,805	5,826
Equity securities, available-for-sale	320,166	320,166	—	—
Equity securities, fair value option and trading	317,493	298,481	19,012	—
Separate account assets	27,733,261	27,733,261	—	—
Total assets	$117,013,973	30,167,732	78,166,147	8,680,094
Liabilities
Derivative liabilities	$(635,634)	(27,345)	(604,587)	(3,702)
Reserves at fair value (1)	(20,152,641)	—	—	(20,152,641)
Total liabilities	$(20,788,275)	(27,345)	(604,587)	(20,156,343)

(1) Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities
The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
At December 31, 2017 and 2016, private placement securities of $11,045,203 and $8,509,548, respectively, were included in Level 3. Internal pricing models based on market proxy spread and U.S. Treasury rates are used to value these holdings.

(b)	Valuation of Derivatives
Active markets for OTC options do not exist. The fair value of OTC options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The valuation results are reviewed by Management via the Pricing Committee. OTC options that are internally priced, foreign currency swaps, CDS, TBA securities, and IRS are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable. The fair value of ETOs are based on quoted market prices and are generally included in Level 1.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. Using market observable inputs, IRS prices are derived from a third-party source and are independently recalculated internally and reviewed for reasonableness at the position level on a monthly basis. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.
The Company also has embedded derivatives related to modified coinsurance reinsurance agreements. The fair value of the agreements are calculated either as a CDS or TRS, depending on the nature of the agreement. The derivatives are included in Level 2 as the valuations use market observable inputs. See note 19 for further detail regarding the modified coinsurance reinsurance agreement entered into by the Company with an affiliate.
The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SAR that are tied to Allianz SE stock. Allianz SE provides the valuation on a monthly basis to each operating entity. Although these contracts are tied to Allianz SE stock which is actively traded, the exit market is not the same, so they have been included in Level 2.

(c)	Valuation of Separate Account Assets
Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on net asset values that are quoted as prices (unadjusted) in an active, observable market. Additionally, the separate accounts hold certain money market funds which are also included in Level 1 because their fair value is based on quoted prices (unadjusted) in an active, observable market.

(d)	Valuation of Reserves at Fair Value
Reserves at fair value principally include the equity-indexed features contained in fixed-indexed annuity and life products, certain variable annuity riders and variable-indexed annuity products. Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. The fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.
The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The fair value of the embedded derivative contained in the fixed-indexed universal life insurance products is the amount of the current year’s option value in excess of a fixed crediting valuation over the remainder of the policy year. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The Company issues certain variable annuity products with GMWB and GMAB riders. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable market interest rates. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, premium persistency, and future equity index caps or participation rates. The establishment of the risk margin requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of embedded derivatives that could materially affect net income.
The Company elected the fair value option for insurance contracts related to the variable-indexed annuity product. The fair value is calculated internally using the present value of future expected cash flows, floored at the current contract value. Future expected cash flows are generated using contractual features, actuarial assumptions, and market emergence over a complete set of market consistent scenarios. Cash flows are then averaged over the scenario set and discounted back to the valuation date using the appropriate discount factors adjusted for nonperformance risk on the noncollateralized portions of the contract.

(e)	Level 3 Rollforward
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	2017
	Fixed-maturity securities
	Available-for-sale					Trading
	States and political subdivisions	Foreign government	Corporate securities	Mortgage-backed securities	CDO	Corporate securities
Balance, beginning of year	$29,275	34,240	8,549,468	41,204	19,931	150
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	—	(9,227)	678	11,139	—
Other comprehensive income (loss)	1,482	(793)	310,320	1,279	(11,070)	—
Purchases and issuances	10,004	—	2,660,329	—	—	—
Sales and settlements	—	—	(444,638)	(24,556)	(20,000)	—
Transfer out of Level 3	—	—	(95,286)	(18,576)	—	—
Balance, end of year	$40,761	33,447	10,970,966	29	—	150

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	956	—	—	—

	2016
	Fixed-maturity securities
	Available-for-sale					Trading
	States and political subdivisions	Foreign government	Corporate securities	Mortgage-backed securities	CDO	Corporate securities
Balance, beginning of year	$499	33,373	7,021,597	54,906	21,164	—
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	—	(86,539)	1,393	—	—
Other comprehensive income (loss)	790	867	272,556	302	(503)	—
Purchases and issuances	27,986	—	2,054,111	730	—	150
Sales and settlements	—	—	(428,407)	(16,127)	(730)	—
Transfer out of Level 3	—	—	(283,850)	—	—	—
Balance, end of year	$29,275	34,240	8,549,468	41,204	19,931	150

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	(80,134)		—	—

	2017				2016
	Equity securities, Available-for-sale	Derivative assets	Derivative liabilities	Reserves at fair value (1)	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$—	5,826	(3,702)	(20,152,641)	2,350	(33,812)	(18,096,009)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	188,230	(101,030)	(5,550,779)	553,778	(583,731)	(649,516)
Other comprehensive income (loss)	1,496	—	—	—	—	—	—
Purchases and issuances	12,318	—	—	(3,186,229)	—	—	(2,805,725)
Sales and settlements	—	(181,681)	104,732	1,501,674	(550,302)	613,841	1,398,609
Balance, end of year	$13,814	12,375	—	(27,387,975)	5,826	(3,702)	(20,152,641)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	6,549	3,702	(5,550,779)	3,476	(30,111)	(649,516)

(1) The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.

(f)	Transfers
The Company reviews its fair value hierarchy classifications annually. Transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into and/or out of Levels 1, 2, and 3 are reported as of the end of the period in which the change occurs.
In 2017, transfers into Level 3 were $0 and transfers out of Level 3 were $113,862. In 2016, transfers into Level 3 were $0 and transfers out of Level 3 were $283,850. All transfers out of Level 3 were recategorized as Level 2 as quoted market prices for similar securities became available, were considered reliable, and could be validated against an alternative source.
There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

(g)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	2017
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$40,761	Discounted cash flow	Option adjusted spread*	161 (161)
Foreign government	33,447	Discounted cash flow	Option adjusted spread	42 - 50 (48)
Corporate securities	10,970,966	Discounted cash flow	Option adjusted spread	27 - 515 (130)
Mortgage-backed securities	29	Third-party vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Equity securities:
Available-for-sale:
Common stock	12,314	Consensus pricing	Indicative quotes ($ per share)*	$23.65 ($23.65)
Preferred stock	1,500	Cost	N/A	N/A
Derivative assets:
TRS	12,375	Third-party vendor	Spread and discount rates	**
Derivative liabilities:
TRS	—	Third-party vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	(20,137,427)	Discounted cash flow	Annuitizations	0 - 25%
			Surrenders	0 - 25%
			Mortality***	0 - 100%
			Withdrawal benefit election	0 - 50%
GMWB and GMAB	(2,186,266)	Discounted cash flow	Surrenders	0.5% - 35%
			Mortality***	0% - 100%
Variable-indexed annuity	(5,064,282)	Contract value	N/A****	N/A****

	2016
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$29,275	Discounted cash flow	Option adjusted spread*	166 (166)
Foreign government	34,240	Discounted cash flow	Option adjusted spread	62 - 75 (70)
Corporate securities	8,549,468	Discounted cash flow	Option adjusted spread	-214 - 2,112 (147)
CDO	19,931	Third-party vendor	Default and discount rates	**
Mortgage-backed securities	41,204	Third-party vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Derivative assets:
TRS	5,826	Third-party vendor	Spread and discount rates	**
Derivative liabilities:
TRS	(3,702)	Third-party vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	(15,141,482)	Discounted cash flow	Annuitizations	0 – 25%
			Surrenders	0 – 25%
			Mortality***	0 – 100%
			Withdrawal benefit election	0 – 50%
GMWB and GMAB	(2,399,597)	Discounted cash flow	Surrenders	0.5 – 35%
			Mortality***	0 – 100%
Variable-indexed annuity	(2,611,562)	Contract value	N/A****	N/A****

* No range is applicable due to only one security within classification.
** Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
*** Mortality assumptions are derived from the Annuity 2000 Mortality Table. See note 14 for further discussion.
**** Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is floored at contract value.

(h)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Fixed-maturity securities: The primary unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate fixed-maturity securities, available-for-sale is a corporate index option adjusted spread (OAS). The corporate index OAS used is based on a security's sector, rating, and average life. A significant increase (decrease) of the corporate index OAS in isolation could result in a decrease (increase) in fair value.
CDO and mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable inputs would generally include default rates. A significant increase (decrease) in default rates in isolation could result in an decrease (increase) in fair value.
Equity securities: The primary unobservable input used to value common stock are indicative quotes received from third-party vendors. A significant increase (decrease) in the indicative quotes in isolation could result in a decrease (increase) in fair value.
Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in higher (lower) fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in lower (higher) fair value.
Reserves at fair value: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(i)	Nonrecurring Fair Value Measurements
Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. There were no nonrecurring fair value adjustments recorded in 2017, 2016, or 2015.

(j)	Fair Value of Financial Instruments Carried at Other Than Fair Value
The following table presents the carrying amount and fair value of certain financial instruments that are not reported at fair value at December 31:

	2017
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Mortgage loans on real estate	$11,761,939	—	—	12,372,775	12,372,775
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	184,409	—	184,409	—	184,409
Other invested assets	302,216	196,672	—	105,544	302,216
Cash equivalents	1,442,057	581,257	860,800	—	1,442,057
Receivables	123,110	—	—	123,110	123,110
Reinsurance and investment contract recoverables	1,248,634	—	—	1,298,499	1,298,499
Collateral held from securities lending agreements	2,657,046	—	2,657,221	—	2,657,221
COLI	578,951	—	578,951	—	578,951
Financial liabilities
Investment contracts	$(79,019,361)	—	—	(79,519,680)	(79,519,680)
Mortgage notes payable	(68,628)	—	—	(77,637)	(77,637)
Securities lending payable	(2,657,046)	—	(2,657,046)	—	(2,657,046)
Other liabilities	(123,110)	—	—	(123,110)	(123,110)
Separate account liabilities	(28,192,877)	(28,192,877)	—	—	(28,192,877)

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Held-to-maturity fixed-maturity securities	$28	—	—	3,630	3,630
Mortgage loans on real estate	10,351,741	—	—	10,900,205	10,900,205
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	171,012	—	171,012	—	171,012
Other invested assets	357,210	—	—	426,137	426,137
Cash equivalents	1,250,015	1,150,015	100,000	—	1,250,015
Receivables	144,180	—	—	144,180	144,180
Reinsurance and investment contract recoverables	933,074	—	—	987,327	987,327
Collateral held from securities lending agreements	2,561,219	—	2,561,985	—	2,561,985
COLI (1)	338,092	—	338,092	—	338,092
Financial liabilities
Investment contracts	$(77,305,738)	—	—	(78,018,770)	(78,018,770)
Mortgage notes payable	(76,916)	—	—	(87,981)	(87,981)
Securities lending payable	(2,561,219)	—	(2,561,219)	—	(2,561,219)
Other liabilities	(144,180)	—	—	(144,180)	(144,180)
Separate account liabilities (1)	(27,733,261)	(27,733,261)	—	—	(27,733,261)

(1) The previously issued 2016 Consolidated Financial Statements improperly disclosed COLI and Separate account liabilities as financial instruments measured at fair value on a recurring basis. These financial instruments have been corrected in the above table to conform with current year presentation as they are carried at other than fair value.

The fair value of fixed-maturity securities classified as “held-to-maturity” is calculated internally with cash flow models using unobservable inputs.
The fair value of mortgage loans on real estate is calculated by analyzing individual loans and assigning ratings to each loan based on a combination of loan-to-value ratios and debt service coverage ratios. Default rates and loss severity factors are then applied to each loan and a fair value is determined based on these factors as well as the contractual cash flows of each loan and the current market interest rates for similar loans.
Loans to affiliates are carried at cost. Due to the lack of an active market, the current carrying value is the only market price at which the transaction could be settled, the Company believes cost approximates fair value.
Policy loans are supported by the underlying cash value of the policies and are carried at unpaid principal balances plus accrued investment income. As policy loans function like demand deposits, the current carrying value is the only market price at which the transaction could be settled. Due to the lack of an active market and uncertainty on receiving contractual cash flows, the Company believes the carrying value approximates fair value.
Other invested assets primarily include short-term securities, FHLB stock, loans to non-affiliates, and LIH investments. The carrying value of the Company's short-term securities is considered a reasonable estimate of fair value due to their short-term maturities and are included in Level 1. The investments in FHLB stock and loans to non-affiliates are carried at cost, which is deemed to approximate fair value as the current carrying value is the only market price at which the transaction could be settled due to the lack of an active market. The fair value of LIH investments is calculated internally by calculating the expected discounted cash flows utilizing the respective funding and benefits schedule for each investment using unobservable inputs. The investments in FHLB stock, loans to non-affiliates, and LIH investments are included in Level 3 due to the use of unobservable inputs.
Cash equivalents include short-term, highly liquid debt instruments purchased with an original maturity of three months or less, short-term government money market funds, overnight commercial paper, and overnight reverse-repurchase agreements. Due to the short-term nature of these investments, carrying value is deemed to approximate fair value. Of the cash equivalents held, the fair value of short-term, highly liquid debt instruments, short-term government money market funds, and overnight commercial paper is based on quoted market prices and these investments are included in Level 1. Overnight reverse-repurchase agreements are included Level 2 due to the use of quoted prices for similar assets in active markets.
Included in Receivables and Other liabilities is the LIH investments unfunded commitment asset and liability. The fair value is calculated internally by discounting the expected future commitments based upon the respective funding schedule for each investment using unobservable inputs.
Collateral held from securities lending agreements is primarily comprised of cash and cash equivalents and highly liquid fixed-maturity securities. Fair values are determined and classified within the fair value hierarchy in a manner consistent with the method utilized to determine the fair value of similar securities held within the Company’s general account investment portfolio.
The COLI policies held by the Company are carried at their respective cash surrender values, which approximates fair value. The cash surrender value of the policies is based on the value of the underlying assets, which are regularly priced utilizing observable inputs.
Investment contracts include certain reserves related to annuity and life products. These reserves are included in Account balances and future policy benefit reserves on the Consolidated Balance Sheets. The fair values of the investment contracts are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs.
Reinsurance and investment contracts recoverable represent the ceded portions of investment contracts. The methods and assumptions used to determined the fair value are consistent with those used to value investment contracts.
The fair value of mortgage notes payable is the sum of the outstanding balance of the note payable plus the expected prepayment penalty due to the lender if the Company were to prepay the mortgage. The Company believes this approximates fair value, as the calculation of the prepayment penalty is based on current market interest rates and represents lost interest to the lender and is an exit price. The penalty is based on specific provisions provided by the lender, which is an unobservable input.
Securities lending payable is set equal the to the cash collateral received. Due to the short-term nature of these loans, the carrying value is deemed to approximate fair value.
Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees. As such, the carrying value is deemed to approximate fair value.